Shareholder Report, Line Graph (Details) - USD ($)		6 Months Ended	12 Months Ended	24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Apr. 30, 2015	Apr. 30, 2025	Apr. 30, 2016	Apr. 30, 2017	Apr. 30, 2018	Apr. 30, 2019	Apr. 30, 2020	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2025
C000024981 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Alger Global Equity Fund Class A
Accumulated Value	$ 9,474.15		$ 8,774.45	$ 9,692.02	$ 11,279.21	$ 10,854.37	$ 10,742.2	$ 16,547.4	$ 13,975.01	$ 13,619.43	$ 16,227.05	$ 17,379.16
C000060632 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Alger Global Equity Fund Class C
Accumulated Value	9,999.99		9,189.83	10,073.89	11,640.9	11,116.68	10,920.07	16,696.71	14,000.75	13,539.58	16,131.91	17,277.29
C000127110 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Alger Global Equity Fund Class I
Accumulated Value	10,000.01		9,283.44	10,270.21	11,991.06	11,568.65	11,492.12	17,757.45	15,036.42	14,686.3	17,537.28	18,781.52
C000127111 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Alger Global Equity Fund Class Z
Accumulated Value	499,999.99		465,485.92	516,079.43	603,162.46	582,799.27	579,952.69	897,403.35	761,867.94	746,070.21	893,018.92	958,426.5
MSCI ACWI [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI
Accumulated Value	$ 10,000		$ 9,487.12	$ 10,982.77	$ 12,604.53	$ 13,314.56	$ 12,724.11	$ 18,628.5	$ 17,689.58	$ 18,147.98	$ 21,418.57	$ 24,060.77